Accrued Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses

NOTE 7 ACCRUED EXPENSES

A summary of the accrued expenses as of September 30, 2019 and March 31, 2019 is as follows:

	September 30, 2019	March 31, 2019
Research and development	$785,428	$103,320
Professional fees	767,000	1,030,127
Income taxes payable	154,300	154,300
Employee salaries and benefits	223,201	183,271
Other	138,316	96,620
Total	$2,068,245	$1,567,638

NOTE 7 ACCRUED EXPENSES

A summary of the accrued expenses as of March 31, 2019 and March 31, 2018 is as follows:

	As of March 31, 2019	As of March 31, 2018
Vendors – research and development	$103,320	$497,577
Professional fees	780,127	492,250
Income taxes payable	154,300	154,300
Employee salaries and benefits	183,271	104,110
Other	62,084	9,525
Total	$1,283,102	$1,257,762